Great-West Life & Annuity Insurance Company
                              8515 East Orchard Road
                        Greenwood Village, Colorado 80111



VIA EDGAR                                               December 19, 2001
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:   Filing Desk

Re:     Variable Annuity - 1 Series Account
        File No. 333-01153
        CIK No. 0001007286

Ladies and Gentlemen:

On December 18, 2001, a 497(e) filing was mistakenly filed for the referenced Registrant under Accession Number 0001007286-01-500016. This filing was submitted in error. Please delete this filing from our records and from the EDGAR database.

We apologize for the inconvenience this error has caused you. Please do not hesitate to contact me either at 1-800-537-2033, ext. 73831 or via e-mail at david.buhler@gwl.com.

Sincerely,

/s/ David T. Buhler

David T. Buhler
Senior Associate Counsel